SHAREHOLDERS' EQUITY (Summary of Restricted Stock Unit Activity) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Number of shares upon exercise
Outstanding at beginning of year | shares	3,047,441
Granted | shares	1,559,487
Vested | shares	(2,074,294)
Forfeited | shares	(189,442)
Unvested at end of year | shares	2,343,192
Weighted average share price
Outstanding at beginning of year | $ / shares	$ 2.69
Granted | $ / shares	6.64
Vested | $ / shares	2.56
Forfeited | $ / shares	3.47
Unvested at end of year | $ / shares	$ 5.4